Intangible assets net (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Patents	¥ 3,750	¥ 3,750
Others	165	165
Intangible assets, gross	3,915	3,915
Less: accumulated amortization	(2,050)	(1,795)
Intangible assets, net	¥ 1,865	¥ 2,120